Fair Value Measurements (Assets/Liabilities Measured at Fair Value on Recurring Basis) (Details) - USD ($) $ in Thousands	Mar. 31, 2017		Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	$ 3,251	[1]	$ 3,926
Derivative liabilities	71		33
Quoted Price in Active Markets for Identical Instruments Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	84	[1]	68	[2]
Derivative liabilities	0		0
Significant Other Observable Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	3,167	[1]	3,858
Derivative liabilities	71		33
Significant Unobservable Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	0	[1]	$ 0
Derivative liabilities	$ 0

[1]	The Company held $84 in cash of which $3 (as translated to US dollars) was in Canadian funds.
[2]	The Company held $68 in cash, of which $51 was in Canadian funds (translated into U.S. dollars).